Consolidated statements of stockholders' equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement of Stockholders' Equity [Abstract]
Dividends declared and paid	$ 0.56	$ 0.49	$ 0.45